November 28, 2006


Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

     Re:  Van Kampen Focus Portfolios, Municipal Series 356

          File No. 333-66316       CIK #1024933

Ladies/Gentlemen:

         In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the Post-Effective of the subject Registration Statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the Registration Statement was filed electronically with the commission on November 22, 2006.

                                                               Very truly yours,


                                                           Van Kampen Funds Inc.